Investment Advisor:

   CSI Capital Management, Inc.
     445 Bush Street, 5th Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase
or redemptions, call or write to the CSI
Equity Portfolio's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

       Semi-Annual Report to Shareholders


                                 CSI Equity Fund

                              CSI Fixed Income Fund



                            For the Six Months Ended

                                February 28, 2003

                                 CSI EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 28, 2003
                                   (unaudited)

Number of                                                            Market
Shares        Description                                            Value
--------      ---------------                                       ----------
              COMMON STOCKS:                    97.45%

              BANKING:                           2.74%
  31,000      HSBC Holdings ADR                                     $1,663,460
  60,800      Ing Groep N.V. ADR                                       816,544
                                                                    ----------
                                                                     2,480,004
                                                                    ----------
              BEVERAGES:                         5.11%
  61,625      Heineken N.V. ADR                                      2,201,818
  63,400      Pepsico Inc.                                           2,429,488
                                                                    ----------
                                                                     4,631,306
                                                                    ----------
              COMPUTER AND PERIPHERALS:          2.35%
  82,100      Cisco Systems, Inc.*                                   1,147,758
 133,200      EMC Corp/MASS*                                           984,348
                                                                    ----------
                                                                     2,132,106
                                                                    ----------
              COMPUTER SOFTWARE/SERVICES:        5.88%
  52,300      Automatic Data Processing, Inc.                        1,699,750
 107,200      Microsoft Corp.*                                       2,540,640
  91,200      ORACLE Corporation*                                    1,090,752
                                                                    ----------
                                                                     5,331,142
                                                                    ----------
              DRUG AND MEDICAL:                 12.42%
  57,800      Abbott Laboratories                                    2,058,836
  22,779      Aventis Spons. ADR*                                    1,026,422
  57,800      Johnson & Johnson                                      3,031,610
  30,700      Merck                                                  1,619,425
  71,225      Pfizer Inc.                                            2,123,929
  60,600      Schering-Plough Corp.                                  1,092,012
   7,900      Takeda Chemical Industries Ltd.*                         300,200
                                                                     ---------
                                                                    11,252,434
                                                                    ----------
              ELECTRONICS/EQUIPMENT:            6.54%
   9,200      Canon Inc. ADR                                           330,740
  53,900      Emerson Electric Co.                                   2,537,073
  81,600      General Electric Corp.                                 1,962,480
   5,300      Kyocera Corporation                                      278,780
  21,500      Nintendo Co., Ltd.                                       208,550
  46,000      Nokia Corp. ADR*                                         608,580
                                                                     ---------
                                                                     5,926,203
                                                                     ---------
              FOOD:                             9.51%
  67,300      Diageo PLC ADR                                         2,647,582
  78,700      Groupe Danone ADR*                                     1,858,107
  39,800      Nestle S.A. ADR*                                       2,003,150
  39,400      William Wrigley Jr. Company                            2,113,022
                                                                     ---------
                                                                     8,621,861
                                                                     ---------
              HOUSEHOLD:                       10.28%
  89,100      Gillette                                               2,689,929
  56,800      Kimberly-Clark Corp.                                   2,603,144
   1,700      Kao Corporation ADR                                      358,700
  41,200      Proctor & Gamble                                       3,372,632
   8,600      Toto Ltd.                                                292,400
                                                                     ---------
                                                                     9,316,805
                                                                     ---------
              INSURANCE:                        1.26%
  69,000      AXA ADR*                                                 835,590
   8,800      Millea Holdings, Inc.*                                   303,160
                                                                     ---------
                                                                     1,138,750
                                                                     ---------
              MANUFACTURING:                    7.83%
  11,000      Fuji Photo Film Co., Ltd. ADR                            347,160
  33,000      3M Co.                                                 4,137,210
   9,100      Shin-Etsu Chemical Co., Ltd.*                            300,300
  39,500      United Technologies                                    2,313,910
                                                                     ---------
                                                                     7,098,580

              MULTIMEDIA:                       0.73%
  38,600      Disney, Walt Co.                                         658,516
                                                                     ---------

              OIL:                              9.99%
  51,400      BP PLC ADR                                             1,958,854
  47,300      Conocophillips                                         2,398,110
  47,500      Schlumberger Ltd.                                      1,976,475
  41,300      Total Fina ADR*                                        2,715,475
                                                                     ---------
                                                                     9,048,914
                                                                     ---------
              RETAIL:                           9.05%
  66,200      Borders Group Inc.*                                      940,040
  81,900      Costco Wholesale*                                      2,499,588
  79,900      CVS Corp.                                              1,989,510
  51,100      Home Depot Inc.                                        1,198,295
 119,100      Kroger Co.*                                            1,574,502
                                                                     ---------
                                                                     8,201,935
                                                                     ---------
              SEMI-CONDUCTORS:                  2.49%
  72,200      Intel Corp.                                            1,245,450
  54,200      STMicroelectronics*                                    1,008,662
                                                                     ---------
                                                                     2,254,112
                                                                     ---------
              TELECOMMUNICATIONS:               0.65%
  32,650      Vodafone Airtouch Communications                         590,965
                                                                     ---------

              TRANSPORTATION:                   7.05%
  64,400      Fedex Corporation                                      3,310,160
  16,000      Honda Motor Co., Ltd.                                    293,920
  50,400      Union Pacific Corp.                                    2,781,576
                                                                     ---------
                                                                     6,385,656

              UTILITIES:                        3.57%
  40,000      FPL Group                                              2,240,400
  62,400      XU Corp.                                                 996,528
                                                                     ---------
                                                                     3,236,928
                                                                     ---------
              TOTAL INVESTMENTS:
              (Cost: $101,162,498)**           97.45%               88,306,217
              Other assets, net                 2.55%                2,309,584
                                              -------               ----------
              NET ASSETS                      100.00%               90,615,801
                                              =======               ==========


*   Non-income producing
** Cost for Federal income tax purposes is $101,162,498 and net unrealized depreciation consists of:

         Gross unrealized appreciation                              7,090,933
         Gross unrealized depreciation                            (19,947,214)
                                                                  ------------
         Net unrealized depreciation                             $(12,856,281)
                                                                  ============
ADR- Security represented is held by the custodian bank in the form of American
     Depositary Receipts.


See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2003 (unaudited)
-------------------------------------------------------------------------------


ASSETS
  Investments at value (identified cost of $101,162,498)           88,306,217
    (Notes 1 & 3)
  Cash & cash equivalents                                           2,190,606
  Receivables:
    Dividend                                             $164,394
    Capital stock sold                                     10,165
                                                         --------
                                                                      174,559
  Other assets
                                                                       25,406
                                                                   ----------
    TOTAL ASSETS                                                   90,696,788
                                                                   ----------

LIABILITIES
  Investment advisory fees                                             69,722
  Accrued expenses                                                     11,265
                                                                      -------
    TOTAL LIABILITIES                                                  80,987
                                                                      =======
NET ASSETS                                                        $90,615,801
                                                                  ===========

Investor Class Shares
NET ASSETS                                                        $64,559,633
                                                                  ===========

NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($64,559,633 / 5,964,310 shares                    $ 10.82
  outstanding)                                                     ==========

MAXIMUM OFFERING PRICE PER SHARE
  ($10.82 X 100/94.25) (Note 2)                                      $ 11.48
                                                                   ==========

Institutional Class Shares
NET ASSETS                                                        $26,056,168
                                                                  ===========

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE ($26,056,168 / 2,412,298 shares                    $ 10.80
  outstanding)                                                       =======

At February 28, 2003 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:

    Paid in capital                                              $115,805 207
    Accumulated net investment loss                                    (7,543)
    Accumulated net realized loss on investments                  (12,325,582)
    Net unrealized depreciation of investments                    (12,856,281)
                                                                  -----------
    Net assets                                                    $90,615,801
                                                                  ===========


See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF OPERATIONS

Six Months Ended February 28, 2003 (Unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend                                               $ 730,791
  Interest                                                   8,829

  Total income                                                        $739,620

EXPENSES
  Investment management fees (Note 2)                      463,061
  Recordkeeping and administrative services (Note 2)        81,856
  Custodian and accounting fees                             29,688
  Legal and audit fees                                      18,317
  Transfer agent fees                                       26,037
  Registration fees                                         38,317
  Shareholder servicing and reports                         71,021
  Organization expense amortization                          1,617
  Insurance                                                 21,537
  Other expenses                                             8,431
                                                           -------
  Net expenses                                                         759,882

  Net investment loss                                                  (20,262)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                    (714,580)
  Net decrease in unrealized appreciation on investments            (9,402,645)

  Net loss on investments                                          (10,117,225

  Net decrease in net assets resulting from operations            $(10,137,487)
                                                                  ============


See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                  Six months ended
                                                    February 28,  Year ended
                                                    (unaudited) August 31, 2002
                                                   -----------  -------------
OPERATIONS
  Net investment income (loss)                        $(20,262)   $   2,268
  Net realized loss on investments                    (714,580)  (4,640,235)
  Change in net unrealized appreciation of
    investments                                     (9,402,645)  (8,402,318)
                                                      ----------  ----------

  Net decrease in net assets resulting from         (10,137,487)(13,040,285)
    operations

DISTRIBUTION TO SHAREHOLDERS FROM
  Net investment income ($--and $0.01 per share,
    respectively)--Investor Class                          --       (64,408)
  Net investment income ($--and $0.01 per share,
    respectively)--Institutional Class                     --       (18,245)
                                                         -----     ---------

    Total distributions                                    --       (82,653)
                                                         -----     ---------

CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets resulting from capital (2,742,752)  (19,095,700)
    share transactions*--Investor Class
  Net increase in net assets resulting from capital
    share transactions*--Institutional Class         5,776,382    19,057,265
                                                     ----------   ----------
  Net decrease in net assets                        (7,103,857)  (13,161,373)
  Net assets at beginning of period                 97,719,658   110,881,031

NET ASSETS at the end of period                    $90,615,801   $97,719,658
                                                   ===========   ===========

* A summary of capital share transactions follows:

                                          Six months          Year ended
                                            ended             August 31,
                                         February 28,           2002
                                             2003
Investor Class Shares                    (unaudited)
                                       ----------------     ---------------
                                       Shares     Value     Shares     Value
                                       ------     -----     ------     -----
Shares sold                            149,99  1,690,910   321,713   4,328,230
Shares reinvested from distributions      --        --       4,961      61,865
Shares redeemed                      (382,999)(4,433,662)   (1,784)(23,485,795)

Net increase decrease                (233,006)(2,742,752)(1,458,066)(19,095,700)
                                     ======== =========== ========== ==========


                                           Six months         Year ended
                                             ended            August 31,
                                          February 28,           2002
                                               2003
Institutional Class Shares                  (unaudited)
                                         ----------------   -----------------
                                       Shares     Value    Shares       Value
                                    ----------   -------- ---------  ---------
Shares sold                           692,032  7,800,959  1,550,478 20,696,209
Shares reinvested from distributions      --         --       1,465     18,244
Shares redeemed                      (177,929)(2,024,577)  (138,131)(1,657,188)
                                     -------- ----------   -------- ----------
Net increase                          514,103  5,776,382  1,413,812 19,057,265
                                     ======== ==========  ========= ==========

See Notes to Financial Statements

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------


                                       Investor Class Share
                       Six months    Years ended August 31,         Period
                         ended                                       ended
                   February 28, 2003                               August 31,
                        (unaudited)  2002     2001    2000    1999    1998
                         -----       ----     ----    ----    ----    ----

Per Share Operating
  Performance
Net asset value,
  beginning of period     $12.07   $13.62   $18.37  $13.36   $9.88   $10.00
                           -----    -----    -----   -----    ----    -----
Income from investment
  operations--
Net investment income
  (loss)                 (0.01)       --      0.01   (0.02)  (0.02)    0.02
Net realized and
  unrealized gain
  (loss) on investments  (1.24)    (1.54)    (3.45)   5.03    3.52    (0.14)
                         -----      -----    ------   -----  ------   ------
Total from investment
  operations             (1.25)    (1.54)    (3.44)   5.01    3.50    (0.12)
                         -----     -----     ------   -----  -----    -----

Less distributions--
  Distributions from       --       0.01       --      --     0.02     --
   net investment income
  Distributions from
    capital gains          --         --     (1.31)    --      --      --
                         -----     -----     -----    -----   ----    ----

Total distributions        --      (0.01)    (1.31)    --    (0.02)    --
                         -----     -----     -----    -----   ----    ----

Net asset value, end of
  period                $10.82    $12.07    $13.62   $18.37  $13.36   $9.88
                         =====     =====     =====    =====   =====   =====

Total Return            (10.32%)  (11.31%)  (19.32%) (37.50%)(35.21%) (1.20%)
                         ======    ======    ======   ======  ======  ======

Ratios/Supplemental Data
  Net assets, end of
    period (000's)      $64,560   $74,829  $104,283  $113,673 $52,924 $26,576
Ratio to average net
  assets--(A)
  Expenses (B)            1.57%**   1.51%    1.45%    1.44%   1.50%   1.50%**
  Expenses--net (C)       1.57%**   1.51%    1.45%    1.44%   1.50%   1.49%**
  Net investment income  (0.04%)*   0.00%    0.06%   (0.14%) (0.15%)  0.42%**
Portfolio turnover rate   1.32%    15.86%   17.16%   22.69%  12.91%   8.16%


* Commencement of operations of Investor Class Shares was October 14, 1997; commencement of operations of Institutional Class Shares was June 28, 2001
** Annualized

(A Expense ratio has been increased to include custodian fees which were offset by custodian credits for the period ended August 31, 1998 and for the year ended August 31, 2001.
(B Expense ratio-net reflects the effect of the custodian fee credits the fund received for the period ended August 31, 1998 and for the year ended August 31, 2001.


See Notes to Financial Statements

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------


                                                     Institutional Class
                                                     -------------------
                                                 Six
                                             months ended   Year     Period
                                             February 28    ended    ended
                                                2003     August 31, August 31,
                                              (unaudited)  2002      2001*
                                                ------    ------   ------
Per Share Operating Performance
Net asset value, beginning of period            $12.06    $13.62   $14.95
                                                 -----    ------   ------
Income from investment operations-
  Net investment income (loss)                  (0.00)      --       --
  Net realized and unrealized gain (loss) on
    investments                                 (1.26)    (1.55)    (0.62)
                                                 -----     -----    -----

  Total from investment operations              (1.26)    (1.55)    (0.62)
                                                 -----    ------    -----
Less distributions-
  Distributions from net investment income         --     (0.01)      --
  Distributions from capital gains                 --       --      (0.71)
                                                 -----   ------    ------
  Total distributions                              --     (0.01)    (0.71)
                                                 -----   ------    ------
Net asset value, end of period                 $10.80    $12.06    $13.62
                                                =====    ======    ======

Total Return                                   (10.44%)  (11.38%)  (4.26%)
                                                ======    ======   ======
Ratios/Supplemental Data
  Net assets, end of period (000's)             $26,056  $22,891   $6,598
Ratio to average net assets-
  Expenses (A)                                   1.85%**   1.62%   1.45%**
  Expenses-net (B)                               1.85%**   1.62%   1.44%**
  Net investment income (loss)                  (0.05%)**  0.00%   0.01%**
Portfolio turnover rate                          1.32%    15.86%  17.16%

* Commencement of operations of Investor Class Shares was October 14, 1997; commencement of operations of Institutional Class Shares was June
   28, 2001
** Annualized
(A)Expense ratio has been increased to include custodian fees which were offset by custodian credits for the period ended August 31, 1998 and for the year ended August 31, 2001.
(B)Expense ratio-net reflects the effect of the custodian fee credits the fund received for the period ended August 31, 1998 and for the year ended August 31, 2001.


See Notes to Financial Statements

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2003 (unaudited)
-------------------------------------------------------------------------------


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

     The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

     B. Deferred Organization Costs. Costs incurred by the Fund in connection with its organization, registration and initial public offering of shares have been deferred and are being amortized on a straight-line basis over a period of five years. If any of the original shares of the Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the redeeming shareholder's pro rata share of the unamortized costs as of the date of redemption.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $10,129,253 available to offset future capital gains, if any, which expires in 2008 and 2009. As of August 31, 2002, the Fund has a post-October capital loss deferral of $1,481,749 which will be recognized in the following tax year.

     D. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     F.  Class  Net  Asset  Values  and  Expenses.  All  income,   expenses  not
attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $93,432, for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million, with a minimum fee of $15,000.

     FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2003, the CDSC for Fund shares redeemed was $12,025.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $25,488, for its services for the six months ended February 28, 2003.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.


NOTE 3-INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2003, aggregated $4,449,364 and $1,199,984, respectively.


NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses and post-October capital losses.

     The tax character of distributions paid during the six months ended February 28, 2003 and the year ended August 31, 2002 was as follows:


                                                  Six Months Ended   Year Ended
                                                  February 28, 2003  August 31
                                                     (unaudited)       2002
                                                       ------         ------
     Distributions paid from:
       Ordinary income                                  $--          $82,653
                                                       ======        =======

                              CSI FIXED INCOME FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 28, 2003
                                   (unaudited)

Princip                                                            Market
Amount        Description                                          Value
----------   ---------------------------                         ---------
             U.S. GOVERNMENT SECURITIES:           93.88%
             MATURES IN OVER 10 YEARS:             21.64%
 3,500,000   U.S. Treasury Bond 7.25%; May 15, 2016               4,558,477
 5,750,000   U.S. Treasury Bond 6.00%; February 15, 2026          6,731,094
 4,250,000   U.S. Treasury Bond 6.75%; August 15, 2026            5,426,056
 4,000,000   U.S. Treasury Bond 5.50%; August 15, 2028            4,408,280
 2,500,000   U.S. Treasury Bond 5.25%; February 15, 2029          2,666,505
                                                                  ---------
                                                                 23,790,412
                                                                 ----------
              MATURES IN 6-10 YEARS:              15.13%
 1,500,000    Federal Home Loan Bank 5.225%; November 19, 2012    1,528,944
 3,000,000    U.S. Treasury Note 5.625%; May 15, 2008             3,414,140
10,000,000    U.S. Treasury Note 6.000%; August 15, 2009         11,687,110
                                                                 ----------
                                                                 16,630,194
                                                                 ----------
             MATURES IN 0-5 YEARS:                57.11%
 2,000,000   U.S. Treasury Note 5.50%; May 31, 2003               2,020,782
10,000,000   U.S. Treasury Note 5.25%; August 15, 2003           10,184,380
 2,000,000   U.S. Treasury Note 5.875%; February 15, 2004         2,088,594
 2,000,000   U.S. Treasury Note 5.25%; May 15, 2004               2,095,000
 2,500,000   U.S. Treasury Note 2.25%; July 31, 2004              2,532,030
 3,500,000   U.S. Treasury Note 7.25%; August 15, 2004            3,799,415
 4,750,000   U.S. Treasury Note 6.50%; May 15, 2005               5,254,873
 2,000,000   U.S. Treasury Note 6.50%; August 15, 2005            2,231,094
 3,750,000   U.S. Treasury Note 5.875%; November 15,              4,152,394
 5,000,000   Federal Home Loan Bank 2.95%; January 9, 2006        5,043,745
 4,000,000   Federal Home Loan Bank 2.80%; January 30,            4,030,080
 2,750,000   U.S. Treasury Note 5.625%; February 15, 2006         3,044,550
 2,655,000   Federal Home Loan Bank 5.45%; March 28,              2,662,798
 3,500,000   U.S. Treasury Note 6.125%; August 15,2007            4,033,068
 5,000,000   Federal Home Loan Bank 4.100%; September 25, 2007    5,076,795
 4,000,000   U.S. Treasury Note 5.500%; February 15,              4,524,062
                                                                  ---------
                                                                 62,773,660
                                                                  ----------
          TOTAL U.S. GOVERNMENT SECURITIES:
          (Cost: $95,905,166)*                         93.88%      103,194,266
           ther assets, net                             6.12%        6,722,380
                                                       ------      -----------
          NET ASSETS                                   100.00%    $109,916,646
                                                       ======      ============


* Cost for Federal income tax purposes is $95,905,166 and net unrealized appreciation consists of:

          Gross unrealized appreciation                            $ 7,289,100
          Gross unrealized depreciation                                    --
          Net unrealized appreciation                              $ 7,289,100
                                                                   ============

See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (unaudited)
-------------------------------------------------------------------------------

ASSETS
  Investments at value (identified cost of $95,905,166)
    (Notes 1 & 3)                                               $103,194,266
  Cash & cash equivalents                                          6,081,478
  Interest receivable                                                665,394
  Prepaid expenses
    TOTAL ASSETS                                                      26,535
                                                                 109,967,673


LIABILITIES
  Investment management fees payable                                 42,162
  Accrued expenses                                                    8,865

    TOTAL LIABILITIES                                                51,027
                                                                ------------
NET ASSETS                                                     $109,916,646
                                                                ============

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE ($109,916,646 / 10,135,468 shares outstanding)      $ 10.85
                                                                    =======

At February 28, 2003 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:

    Paid in capital                                            $102,537,949
    Undistributed net investment income                              88,514
    Undistributed net realized gain on investments                    1,083
    Net unrealized appreciation of investments                    7,289,100
                                                                -----------
     Net Assets                                                $109,916,646
                                                                ===========


See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF OPERATIONS

Six months ended February 28, 2003 (unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                          $2,400 660
                                                                    ----------


EXPENSES
  Investment management fees (Note 2)                        $537,276
  Recordkeeping and administrative services (Note 2)           90,919
  Custodian and accounting fees                                30,961
  Audit and legal fees                                         19,425
  Shareholder servicing and reports                            16,538
  Registration fees                                            25,384
  Transfer agent fees                                          14,467
  Organization expense amortization                             1,617
  Other expenses                                               35,006
                                                             --------
    Total expenses                                                      771,59
  Fee waivers (Note 2)                                                (268,638)
                                                                     ----------
  Net expenses                                                         502,955
                                                                     ----------
  Net investment income                                              1,897,705
                                                                     ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment                                        3,830
  Net increase in unrealized appreciation on investments             1,685,978
  Net increase in net assets resulting from operations              $3,587,513
                                                                     ==========


See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                                 Six months ended
                                                    February 28,  Year ended
                                                    (unaudited) August 31, 2002
                                                     ---------   -----------
OPERATIONS
  Net investment income                             $1,897,705   $3,644,220
  Net realized gain on investments                       3,830        --
  Change in net unrealized appreciation of
    investments                                      1,685,978    2,763,457
                                                     ---------    ---------

  Net increase in net assets resulting from
    operations                                       3,587,513    6,407,677

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income ($.20 and $.39 per share,
    respectively)                                    (2,002,715) (3,524,663)

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets resulting from capital
    share transactions*                               2,783,389  10,431,583
                                                      ---------  ----------
  Net increase in net assets                          4,368,187  13,314,597
  Net assets at beginning of year                    105,548,459  92,233,862
NET ASSETS at the end of the year                   $109,916,646 105,548,459
                                                     =========== ===========


* A summary of capital share transactions follows:

                                      Six months ended
                                      February 28, 2003       Year ended
                                         (unaudited)        August 31, 2002
                                      ----------------      ---------------
                                     Shares      Value     Shares      Value
                                     ------      ------    ------     ------
Shares sold                        1,516,648  16,294,431  5,211,080  54,577,937
Shares reinvested from distributions 175,334   1,882,501    321,422   3,330,082
Shares redeemed                   (1,433,494)(15,393,543)(4,545,145)(47,476,436)

Net increase                         258,488   2,783,389    987,357  10,431,583
                                     =======   =========    =======  ==========


See Notes to Financial Statements

CSI FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------

                 Six months ended                                  Period ended
                February 28, 2003     Years ended August 31,       August 31
                      (unaudited)  2002     2001     2000    1999      1998
                       ---------   ----     ----     ----    ----      ----
Per Share Operating
  Performance
Net asset value,
  beginning of period   10.69    $10.38    $9.92    $9.75   $10.48    $10.00

Income from
  investment
  operations--
Net investment income    0.41     0.41      0.45     0.43     0.39      0.22
Net realized and
  unrealized gain
  (loss) on
  investments           (0.05)    0.29      0.45     0.18    (0.51)     0.26
Total from investment
  operations             0.36     0.70      0.90     0.61    (0.12)     0.48
                         ----     ----      ----     ----    -----      ----
Less distributions--
  Distributions from
    net investment
    income              (0.20)   (0.39)    (0.44)   (0.44)   (0.61)      --
  Distributions from
    capital gains         --       --        --       --       --        --
                        ------   ------    ------   ------   ------    ------
Total distributions     (0.20)   (0.39)    (0.44)   (0.44)   (0.61)      --
                        ------   ------    ------   ------   ------    ------
Net asset value, end
  of period            $10.85   $10.69    $10.38    $9.92    $9.75    $10.48
                        ======   ======    ======   ======   ======    ======

Total Return             3.37%    6.98%     9.29%    6.39%   (1.31%)    4.80%
                        ======   ======    ======   ======   =======   ======

Ratios/Supplemental Data
  Net assets, end of   109,917  105,548    92,234   64,617   48,605   33,900
    period (000's)
Ratio to average net
  assets--(A)
  Expenses (B)          0.94%**  0.98%      0.98%    0.99%    1.00%    1.00%**
  Expenses--net (C)     0.94%**  0.97%      0.97%    0.99%    1.00%    1.00%**
  Net investment
    income              3.53%    3.89%      4.37%    4.43%    4.22%    4.34%
Portfolio turnover
  rate                 11.17%    2.32%      1.67%   11.52%    1.38%    0.00%

*  Commencement of operations January 27, 1998
** Annualized
(A)Management fee waivers reduced the expense ratios and increased the net investment income ratio by .50% for the six months ended February 28, 2003, for the years ended August 31, 2002, August 31, 2001, August 31, 2000 and August 31, 1999, and for the period ended August 31, 1998.
(B)Expense ratios have been increased to include custodian fees which were offset by custodian credits and before management fee waivers.
(C)Expense ratio--net reflects the effect of the management fee waivers and the custodian fee credits the fund received.


See Notes to Financial Statements

CSI FIXED INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2003 (unaudited)
-------------------------------------------------------------------------------


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The CSI Fixed Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

     The objective of the Fund is to seek current income by investing in debt securities. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities ("U.S. Government Securities"), municipal securities, corporate debt securities, zero coupon bonds, as well as obligations of governments, instrumentalities and corporations outside the U.S.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Money market investments with a remaining maturity of less than sixty days are valued using the amortized cost method; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.

     B. Deferred Organization Costs. Costs incurred by the Fund in connection with its organization, registration and initial public offering of shares have been deferred and are being amortized on a straight-line basis over a period of five years. If any of the original shares of the Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the redeeming shareholder's pro rata share of the unamortized costs as of the date of redemption.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has $2,747 of capital loss carryforward available to offset future capital gains, if any, which expires in 2008.

     D. Security Transactions and Interest Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Interest income is recorded on the accrual basis. Bond discounts and premiums are accreted/amortized on the interest method.

     E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. CSI has voluntarily agreed to waive its fees and reimburse the fund through December 31, 2003 for expenses in order to limit the operating expenses to 1.0% of average net assets. For the six months ended February 28, 2003, the manager waived fees of $268,638.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $101,395 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million, with a minimum fee of $15,000.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $14,191 for its services for the six months ended February 28, 2003.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.

NOTE 3-INVESTMENTS

     The cost of purchases and the proceeds from maturities of securities other than short-term notes aggregated $19,000,000 and $11,505,088, respectively for the six months ended February 28, 2003.


NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to net operating losses and post-October capital losses.

     The tax character of distributions paid during the six months ended February 28, 2003 and the year ended August 31, 2002 was as follows:

                                             Six months ended
                                             February 28, 2003   Year ended
                                                (unaudited)    August 31, 2002
                                              --------------   --------------
     Distributions paid from:
       Ordinary income                           $2,002,715      $3,524,663
                                               =============   =============

Investment Adviser:

    CSI Capital Management, Inc.
       445 Bush Street, 5th Floor
       San Francisco, California 94108-3725

Distributor:

    First Dominion Capital Corp.
       1500 Forest Avenue, Suite 223
       Richmond, Virginia 23229

Independent Auditors:

    Tait, Weller and Baker
       1818 Market Street, Suite 2400
       Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund and CSI Fixed Income Funds' Transfer Agent:

    Fund Services, Inc.
       Post Office Box 26305
       Richmond, Virginia 23260
       (800) 628-4077 Toll Free


More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (888) 826-2520 Toll Free.

                               Semi-Annual Report
                                 to Shareholders



                               SAND HILL PORTFOLIO
                                  MANAGER FUND



                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company



                            For the Six Months Ended
                                February 28, 2003

                                        9
                        SAND HILL PORTFOLIO MANAGER FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2003
                                  (unaudited)

Number of                                              Market
Shares      Security Description                       Value
--------    ---------------------------------         ---------
            COMMON STOCKS:66.59%

            CONSUMER DISCRETIONARY:            9.23%
  3,600     Johnson Controls, Inc.                    $280,656
 12,000     Mattel                                     255,840
  5,200     McGraw-Hill Cos                            292,448
  7,500     Talbots, Inc.                              186,900
  9,700     Target Corp.                               277,905
                                                      --------
                                                     1,293,749
                                                     ---------
            COMMUNICATIONS:                     .90%
  3,500     L3 Communications*                         126,420
                                                      --------

            CONSUMER
            STAPLES:                           5.77%
  8,500     Pepsico Inc.                               325,720
  2,600     Procter & Gamble Co.                       212,836
 13,600     Safeway, Inc.*                             270,504
                                                      --------
                                                       809,060
                                                      --------
            ENERGY:                            5.14%
   6,100    BP Amoco ADR                               232,471
   3,300    ChevronTexaco Corp.                        211,761
   9,000    Tidewater Inc.                             275,580
                                                      --------
                                                       719,812
                                                      --------
            FINANCIALS:                       10.72%
   7,500    American Express                           251,850
  10,250    MBIA Inc.                                  390,833
   5,200    Morgan Stanley                             191,620
   7,200    Torchmark Corp.                            261,432
   3,100    Washington Mutual, Inc.                    107,043
   6,600    Wells Fargo & Co.                          299,310
                                                      --------
                                                     1,502,088
                                                     ---------
            HEALTHCARE:                       11.61%
   5,800    Amgen Inc.*                                316,912
   5,200    C. R. Bard, Inc.                           307,320
   5,500    Johnson & Johnson                          288,475
   6,000    Medicis Pharmaceutical*                    279,600
  14,600    Pfizer, Inc.                               435,372
                                                      --------
                                                     1,627,679
                                                     ---------
            INDEX EQUITIES:                    6.42%
   4,500    I-Shares MSCI EAFE Index                  $415,890
   6,500    S & P Midcap Depository Receipts           484,640
                                                      --------
                                                       900,530
                                                      --------
            INDUSTRIALS:                       2.08%
   7,200    H & R Block Inc.                           292,104
                                                      --------

            INFORMATION TECHNOLOGY:            8.62%
  18,000    Autodesk, Inc.                             260,820
  19,000    Cisco                                      265,620
  11,000    Intel Corp.                                189,750
  11,200    Microsoft Corp.*                           265,440
  11,500    Sungard Data Systems*                      226,320
                                                      --------
                                                     1,207,950
                                                     ---------
            MEDICAL-DRUGS:                     1.66%
   6,600    Wyeth                                      232,650
                                                      --------

            REITS:                             4.44%
   3,000    Apartment Investment & Management Co.      110,310
   6,500    Boston Properties, Inc.                    241,800
   7,800    Simon Property Group                       270,192
                                                      --------
                                                       622,302
                                                      --------
            TOTAL COMMON STOCKS:
            (Cost:$9,687,316)                        9,334,344
                                                    -----------
Principal
Amount      FIXED INCOME SECURITIES:          17.30%
--------

 400,000    Security Cap GRP; 1/19/05;             7.8%438,726
 400,000    Wal-Mart; 10/15/05; 5.875%                 439,108
 200,000    U.S. Treasury Note; 11/15/05; 5.875%       221,461
 400,000    Allstate; 12/01/06; 5.375%                 434,874
 380,000    Federal National Mortgage Association;
            03/05/07; 6.660%                           437,922
   400,000  Federal Home Loan Bank;09/02/08; 5.800%    452,287
                                                      --------
            TOTAL FIXED INCOME SECURITIES:           2,424,378
            (Cost: $2,277,394)                      ----------

                                                        Market
                                                         Value
                                                    ----------
            TOTAL INVESTMENTS:
            (Cost: $11,964,710)**       83.89%      11,758,722
            Other assets, net           16.11%       2,258,599
                                       -------    ------------
            NET ASSETS                 100.00%     $14,017,321
                                       =======    ============


*  Non-income producing
**Cost for Federal income tax purposes is $11,964,710 and net unrealized depreciation consists of:

                Gross unrealized appreciation            $1,133,477
                Gross unrealized depreciation            (1,339,465)
                                                        ------------
                Net unrealized depreciation              $ (205,988)
                                                        ============

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (unaudited)
------------------------------------------------------------------------------
ASSETS
    Investments at value (identified cost of $11,964,710)
           (Notes 1 & 3)                                         $ 11,758,722
    Cash                                                            2,199,168
    Receivables:
      Dividends                                         $ 12,325
      Interest                                            45,748
      Securities sold                                        300
                                                       ---------
                                                                      58,373
    Prepaid expenses                                                  14,442
                                                                  ----------
      TOTAL ASSETS                                                14,030,705
                                                                  ----------

LIABILITIES
    Investment advisory fees                                           5,784
    Accrued expenses                                                   7,600
                                                                  ----------
      TOTAL LIABILITIES                                               13,384
                                                                  ----------

NET ASSETS                                                      $ 14,017,321
                                                                  ==========

    NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE ($14,017,321 / 1,195,283 shares
    outstanding)                                                     $ 11.73
                                                                  ==========

    At February 28, 2003, there were 50,000,000 shares of
     $.01 par value stock authorized and components of net
     assets are:
    Paid in capital                                             $ 16,525,856
    Undistributed net investment income                               20,175
    Accumulated net realized loss on investments                  (2,322,722)
    Net unrealized depreciation of investments                      (205,988)
                                                                 -----------
    Net Assets                                                  $ 14,017,321
                                                                 ===========

  See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 2003 (unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend                                $ 98,179
    Interest                                  58,790
                                            ---------
      Total income                                      $ 156,969
                                                        ---------
EXPENSES
   Investment advisory fees (Note 2)          71,997
   Custody fees and accounting fees           17,180
   Recordkeeping and administrative services
     (Note 2)                                 14,399
   Legal and audit fees                       12,591
   Transfer agent fees (Note 2)               25,358
   Shareholder servicing and reports (Note 2) 16,428
   Registration fees                           4,957
   Miscellaneous                              15,196
                                            --------
    Total expenses                                       178,106
   Management fee waiver (Note 2)                        (41,312)
                                                        ---------
    Net expenses                                         136,794
                                                        ---------
   Net investment income                                  20,175
                                                        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized loss on investments                     (889,798)
   Net change in unrealized depreciation on investments  297,193
                                                        ---------
   Net loss on investments                              (592,605)
                                                        ---------
   Net decrease in net assets resulting from operations$(572,430)
                                                        =========


See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                      Six months ended
                                     February 28, 2003           Year ended
                                        (unaudited)           August 31, 2002
                                     ------------------      -----------------
OPERATIONS
   Net investment income (loss)           $     20,175       $        (4,363)
   Net realized loss on investments           (889,798)             (866,923)
   Change in unrealized depreciation
    of investments                             297,193            (2,128,409)
                                          ------------       ----------------
   Net decrease in net assets resulting
    from operations                          ( 572,430)           (2,999,695)

DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income ( $.-- and
    $.03 per share, respectively)                    -               (35,980)

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets resulting
    from capital share transactions*          (853,596)             (570,846)
                                          -------------       ---------------
   Net decrease in net assets               (1,426,026)           (3,606,521)
   Net assets at beginning of period        15,443,347            19,049,868
                                          -------------       ---------------
NET ASSETS at the end of the period      $  14,017,321        $   15,443,347
                                         ==============       ===============

* A summary of capital share transactions follows:

                                  Six months ended
                                 February 28, 2003            Year ended
                                    (unaudited)            August 31, 2002
                               ---------------------   -----------------------
                               Shares          Value   Shares            Value
                               ------         ------   ------           ------
Shares sold                    8,927        $102,935   191,432      $2,684,625
Shares reinvested from
 distributions                     -              -      2,372          34,422
Shares redeemed              (80,611)       (956,531) (241,341)     (3,289,893)
                             --------       --------  --------      ----------
Net decrease                 (71,684)      $(853,596)  (47,537)      $(570,846)
                             ========      =========  =========     ==========



See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------

                                       Six months ended
                                        February 28,                                     Period  ended
                                           2003             Years ended August 31         August 31,
                                        (unaudited)   2002     2001     2000    1999        1998***
Per Share Operating Performance
Net asset value, beginning of period      $12.19    $14.49   $19.25   $15.73  $13.59       $14.57
Income from investment operations-
   Net investment income (loss)             0.02     (0.00)*   0.03     0.08    0.02         0.06
   Net realized and unrealized gain
   (loss) on investments                   (0.48)    (2.27)   (4.76)    3.72    3.04        (1.04)
   Total from investment operations        (0.46)    (2.27)   (4.73)    3.80    3.06        (0.98)
Less distributions-
   Distributions from net investment
     income                                   -      (0.03)   (0.03)   (0.05)  (0.07)          -
   Distributions from realized gains
     on investments                           -          -        -    (0.23)  (0.85)          -
   Total distributions                        -      (0.03)   (0.03)   (0.28)  (0.92)          -

Net asset value, end of period            $11.73     $12.19  $14.49    $19.25 $15.73       $13.59

Total Return                               (3.80%)  (15.71%) (24.61%)  24.24%  23.22%      (6.73)
Ratios/Supplemental Data
Net assets, end of period (000's)         $14,017   $15,443  $19,050  $22,974 $14,190     $10,370
Ratio to average net assets  (A)
   Expenses (B)                           1.90%**    1.90%    1.85%    1.84%     2.05%     2.08%**
   Expense ratio - net (C)                1.90%**    1.90%    1.83%    1.84%     1.90%     1.86%**
   Net investment income (loss)           0.28%**   (0.02%)   0.17%    0.34%     0.19%     0.62%**
Portfolio turnover rate                  10.07%     56.70%   46.57%   45.85%    39.17%    30.19%



* Represents less than $0.01 per share
** Annualized
*** The Fund changed its year end from December 31st to August 31st.
       This represents the period from January 1, 1998 to August 31, 1998.

(A) Management fee waivers reduced the expense ratios and increased the net investment income ratio by .57% for the six months ended February 28, 2003; and .08% for the year ended August 31, 2002.

(B) Expense ratios have been increased to include custodian fees which were offset by custodian credits.

(C) Expense ratio - net reflects the effect of the custodian fee credits the fund received.


See Notes to Financial Statements


SAND HILL PORTFOLIO MANAGER FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2003 (unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Sand Hill Portfolio Manager Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in January 2, 1995 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     The investment objective of the Fund is to maximize total return by investing in equity securities, debt securities and short-term investments.

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term investments (securities with a remaining maturity of sixty days or less) are valued at cost which, when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $881,378 available to offset future capital gains, if any, which expires in 2008 and 2009.

     C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, the Advisor, Sand Hill Advisors ("SHA") provides investment services for an annual fee of 1.0% of the first $100 million of average daily net assets and .75% on average daily net assets over $100 million. SHA voluntarily agreed to waive its fees and reimburse the Fund for expenses in order to limit the operating expenses to 1.90% of average net assets. For the six months ended February 28, 2003, the manager waived fees of $41,312.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent,
$21,494 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $15,891 for its services for the six months ended February 28, 2003.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSS and FSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2003, were $1,277,103 and $2,904,916, respectively.


NOTE 4 -  DISTRIBUTIONS  TO  SHAREHOLDERS  AND TAX  COMPONENTS OF
CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily result from different treatments of post-October capital losses.

     The tax character of distributions paid during the six months ended February 28, 2003 and the year ended August 31, 2002 was as follows:
                                        Six months ended
                                        February 28, 2003        Year ended
                                          (unaudited)          August 31, 2002
                                        ----------------       ----------------
Distributions paid from:
 Ordinary income                           $ --                  $ 35,980
                                           ======                ========

Investment Adviser:

   Sand Hill Advisors, Inc.
   245 Lytton Avenue, Suite 250
   Palo Alto, CA 94301-1465

Distributor:

   First Dominion Capital Corp.
   1500 Forest Avenue, Suite 223
   Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
   1818 Market Street, Suite 2400
   Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Sand Hill's Transfer Agent:

   Fund Services, Inc.
   Post Office Box 26305
   Richmond, Virginia 23260
   (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free.

                                [GRAPHIC OMITTED]





                                   Semi-Annual
                             Report to Shareholders




                               THE NEW MARKET FUND



                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company



                            For the Six Months Ended
                                February 28, 2003

                               THE NEW MARKET FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 28, 2003
                                   (unaudited)


Number
of                                                                   Market
Shares         Security Description                                  Value
--------       ----------------------                               ---------
               COMMON STOCK:                             94.24%

               CHEMICALS:                                 1.68%
 7,480         Ethyl Corp.*                                         $ 67,021
                                                                    ---------

               COMPUTERS & SERVICES:                      2.16%
 3,200         Dell Computer*                                         86,272
                                                                    ---------

               CONSUMER GOODS:                           15.61%
 5,000         Energizer Holdings*                                   132,750
 8,900         Gillette Co.                                          268,691
 1,200         Nike Inc.                                              55,644
 3,000         UST Inc.                                               86,490
 4,000         Waste Mgmt Inc.                                        79,600
                                                                    ---------
                                                                     623,175

               DIVERSIFIED:                                3.59%
 7,500         Tredegar Industries Inc.                               84,900
   200         Wesco Financial Corp.                                  58,550
                                                                     ---------
                                                                     143,450

               DRILLING:                                   1.52%
 2,200         Atwood Oceanics Inc.*                                  60,720
                                                                     ---------

               FINANCIALS:                                12.90%
 3,900         Ambac Financial Group                                 190,515
 3,000         American Express Co.                                  100,740
 2,600         Federal Home Loan Mortgage Corp.                      142,090
 1,800         Wells Fargo Co.                                        81,630
                                                                     ---------
                                                                     514,975

               INSURANCE:                                 36.30%
   452         Berkshire Hathaway Inc-Class B*                       933,380
 1,200         Markel Corp.*                                         256,392
   800         White Mountains Insurance*                            259,200
                                                                     ---------
                                                                   1,448,972


               REIT:                                      10.27%
 7,500         First Industrial Realty Trust                         210,750
12,800         United Dominion Realty Trust                          199,296
                                                                    ---------
                                                                     410,046


               RETAIL:                                     2.54%
 3,484         CarMax Inc.*                                           52,434
11,100         Circuit City Stores                                    49,062
                                                                    ---------
                                                                     101,496

               TECHNOLOGY:                                  2.07%
 5,900         Cisco*                                                 82,482
                                                                     ---------

               TELECOMMUNICATIONS:                          0.71%
   970         Comcost*                                               28,343
                                                                     ---------

               TRANSPORT SERVICES:                         4.89%
 3,800         Fedex Corp.                                           195,320
                                                                     ---------


                   TOTAL INVESTMENTS:
                   (Cost: $3,617,069)**              94.24%         3,762,272
                   Other assets, net                  5.76%           229,743
                                                   ---------         ---------
                      NET ASSETS                     100.00%       $3,992,015
                                                 ===========       ==========


*  Non-income producing
**Cost for Federal income tax purpose is $3,617,069 and net unrealized appreciation consists of:


                      Gross unrealized appreciation                 $ 484,087
                      Gross unrealized depreciation                  (338,884)
                                                                   -----------
                      Net unrealized appreciation                  $ 145,203
                                                                   ===========



See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (unaudited)
-------------------------------------------------------------------------------

ASSETS
Investments at value (identified cost of $3,617,069)
 (Notes 1 & 3)                                                   $   3,762,272
Cash                                                                   187,224
Receivables:
      Dividends                                      $   2,443
      Capital stock sold                                   200
      Due from investment advisor (Note 2)              38,382
                                                    ----------
                                                                        41,025
Deferred organization costs (Note 1)                                     6,968
Other assets                                                             6,763
                                                                     ----------
      TOTAL ASSETS                                                   4,004,252
                                                                     ----------
LIABILITIES
Accrued 12b-1 fees                                                       7,117
Accrued expenses                                                         5,120
                                                                     ----------
     TOTAL LIABILITIES                                                  12,237
                                                                     ----------
NET ASSETS                                                         $ 3,992,015
                                                                   ============
   NET ASSET VALUE AND REDEMPTION
      PRICE PER SHARE ($3,992,015/403,572 shares outstanding)    $      9.89
                                                                    ===========

   MAXIMUM OFFERING PRICE PER SHARE ($9.89x100/94.25)(Note 2)    $     10.50
                                                                    ===========


At February 28, 2003 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
Paid in capital                                                  $   4,518,399
Accumulated net investment loss                                        (13,629)
Accumulated net realized loss on investments                          (657,958)
Net unrealized appreciation of investments                             145,203
                                                                    -----------
Net Assets                                                       $   3,992,015
                                                                    ===========


See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF OPERATIONS

Six months ended February 28, 2003 (unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME
        Dividend income                                        $  29,441
        Interest income                                              140
                                                              ----------
           Total income                                                $ 29,581
                                                                      ---------
EXPENSES
    Investment advisory fees (Note 2)                             21,714
        12b-1 fees (Note 2)                                       10,857
        Recordkeeping and administrative services (Note 2)         7,438
        Legal and audit fees                                       8,733
        Transfer agent fees (Note 2)                              17,041
        Custodian and accounting fees (Note 3)                    10,241
        Organization expense amortization                          5,461
        Shareholder servicing and reports (Note 2)                10,095
        Registration                                               5,459
        Miscellaneous                                              6,706
                                                              ----------
           Total expenses                                               103,745
        Management fee waiver and reimbursed expenses (Note 2)          (60,096)
        Custody credits (Note 3)                                           (439)
                                                                        --------
           Net expenses                                                  43,210
                                                                        --------
       Net investment loss                                              (13,629)
                                                                        --------

REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS
   Net realized loss on investments                                     (57,088)
   Net decrease in unrealized appreciation on investments              (376,182)
                                                                      ----------
   Net loss on investments                                             (433,270)
                                                                      ----------
   Net decrease in net assets resulting from operations                (446,899)
                                                                      ==========



See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS


                                             Six months ended
                                             February 28, 2003    Year ended
                                                (unaudited)     August 31, 2002
                                              ------------     ---------------
OPERATIONS
   Net investment loss                        $  (13,629)         $  (43,352)
   Net realized loss on investments              (57,088)           (385,789)
   Change in unrealized appreciation of
     investments                                (376,182)            119,889
   Net decrease in net assets resulting
     from operations                            (446,899)           (309,252)

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets resulting from
    capital share transactions*                 (318,882)           (594,870)
                                             --------------    --------------
   Net decrease in net assets                   (765,781)           (904,122)
   Net assets at beginning of period           4,757,796           5,661,918
                                             --------------    --------------

NET ASSETS at the end of the period           $3,992,015          $4,757,796
                                             ==============    ==============


* A summary of capital share transactions follows:

                            Six months ended
                            February 28, 2003                   Year ended
                               (unaudited)                    August 31, 2002
                               ------------                    ------------
                           Shares          Value           Shares         Value
                          ----------     ----------      ----------  -----------
Shares sold                 25,185      $  266,289          22,951     $267,272
Shares redeemed            (55,146)       (585,171)        (75,410)    (862,142)
                          ----------     ----------      ----------  -----------
Net increase (decrease)    (29,961)      $(318,882)        (52,459)   $(594,870)
                          ==========     ==========      ==========   ==========

See Notes to Financial Statements

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------

                             Six months ended
                             February 28, 2003  Years ended August 31,     Period ended
                                (unaudited)   2002       2001       2000   August 31, 1999*
                                   -------   -------   --------    -------   ---------
Per Share Operating Performance
Net asset value, beginning of
   period                           $10.97   $ 11.65   $  11.71    $ 11.64    $ 10.00
                                    ------   -------   --------    -------    -------
Income from investment operations-
   Net investment loss               (0.04)    (0.10)    (0.09)      (0.03)     (0.03)
   Net realized and unrealized gain
   (loss) on investments             (1.04)    (0.58)     0.03        0.10       1.67
                                   -------   -------    ------    --------    -------
Total from investment operations     (1.08)    (0.68)     (0.06)     0.07        1.64
                                   --------  --------   --------  --------    -------
Net asset value, end of period     $  9.89   $  10.97   $ 11.65   $  11.71    $ 11.64
                                   =======   ========   =======   ========    =======

Total Return                       (15.09%)   (5.84%)   (0.51%)      0.60%     13.20%
                                   ========  ========   =======   ========    =======
Ratios/Supplemental Data
   Net assets, end of period
     (000's)                        $3,992    $4,758     $5,662     $5,347     $3,256
Ratio to average net assets (A)
   Expenses  (B)                   2.01%**      2.08%     2.07%      1.99%    1.99%**
   Expense ratio - net (C)         1.99%**      1.99%     1.99%      1.99%    1.99%**
   Net investment loss            (0.63%)**    (0.80%)   (0.83%)    (0.34%)  (0.41%)**
Portfolio turnover rate            12.13%       7.09%     8.72%     32.86%     8.31%



* Commencement of operations October 1, 1998
** Annualized


(A) Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 2.77% for the six months ended February 28, 2003; 1.71% for the year ended August 31, 2002, 1.54% for the year ended August 31, 2001, 1.70% for the year ended August 31, 2000 and 2.48% for the period ended August 31, 1999.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.

(C) Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.



See Notes to Financial Statements

THE NEW MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2003 (unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The New Market Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the fund on June 30, 1998. However, operations of the Fund did not commence until October 1, 1998.

     The investment objective of the Fund is to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stock, such as warrants, convertible bonds, debentures or convertible preferred stock.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Money market investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $250,533 available to offset future capital gains, if any, which expires in 2008 and 2009.

     C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Deferred Organizational Expenses. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to The New Market Fund are being amortized over a period of fifty-six (56) months.

     E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Management Agreement, the Manager, Virginia Management Investment Corporation ("VMIC"), provides investment management services for an annual fee of 1.0% of the average daily net assets of the Fund. VMIC has contractually agreed to waive its fees and reimburse the Fund through December 31, 2003 for expenses in order to limit the operating expenses to 1.99% of average net assets. For the six months ended February 28, 2003, the manager waived fees of $21,714 and reimbursed other expenses of $38,382. As of February 28, 2003 the Fund was due $38,382 from the Advisor, which was paid in March, 2003.

     The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2003 was $344,976.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or VMIC may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or VMIC. The Fund or VMIC may incur such distribution expenses at the rate of .50% per annum on the Fund's average net assets. For the six months ended February 28, 2003, there were $10,857 of distribution expenses incurred by the Fund.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent,
$14,189 for providing shareholder services, record-keeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets, with a minimum fee of $15,000.

     First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares during the six months ended February 28, 2003 were $41. Also, a one percent redemption fee is charged on shares held less than one year and is retained by the Fund to defray market effects, taxes, and expenses created by short-term investments in the Fund. Shares redeemed subject to a redemption fee will receive a lower redemption value per share.


     First Clearing Corp. is an affiliated broker of the Fund. First Clearing Corp. received as commission $1,568, from the Fund in connection with the purchases and sales of securities in the Fund's portfolio during the six months ended February 28, 2003.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $16,715 for its services for the six months ended February 28, 2003.

     Certain officers and/or directors of the Fund are also officers, principals and/or directors of VMIC, CSS, FDCC and FSI.

NOTE 3 -INVESTMENTS/CUSTODY

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2003, aggregated $4,182,444 and $507,491, respectively.

     The custodian has provided credits in the amount of $439 against custodian charges based on credits on cash balances of the Fund.


NOTE 4 -DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.


NOTE 5 - SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on March 31, 2003 pursuant to notice duly given to all shareholders of record at the close of business on January 28, 2003. At the Special Meeting, shareholders were asked to approve a new Investment Advisory Agreement between the World Funds, Inc., on behalf of its New Market Fund series, and The London Company (TLC). The number of shares voting for approval of the Investment Advisory Agreement was 173,444; the number of shares voting against approval of the Investment Advisory Agreement was 444 and the number of shares abstaining was 37,629.

     Subsequent to March 31, 2003, TLC has entered into an expense limitation agreement, agreeing to waive its fees and reimburse the Fund for expenses in order to limit the operating expenses to 1.99% of average net assets. In addition, VMIC has guaranteed the obligations of TLC under this expense limitation agreement.

Investment Manager:

  The London Company of Virginia
  Riverfront Plaza, West Tower
  901 East Byrd Street, Suite 1350A
  Richmond, Virginia 23219

Distributor:

  First Dominion Capital Corp.
  1500 Forest Avenue, Suite 223
  Richmond, Virginia 23229

Independent Auditors:

  Tait, Weller and Baker
  1818 Market Street, Suite 2400
  Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the New Market Fund's Transfer Agent:

  Fund Services, Inc.
  Post Office Box 26305
  Richmond, Virginia 23260
  (800) 628-4077 Toll Free

More Information:

     For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free.

                        i n v e s t i n g i n l i f e(TM)





                               Semi-Annual Report
                                 to Shareholders


                                  GENOMICSFUND



                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company



                            For the Six Months Ended
                                February 28, 2003

                                  GENOMICSFUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 28, 2003
                                   (unaudited)
Number of                                                 Market
 Shares      Security Description                         Value
--------     ----------------------------                 --------
             COMMON STOCKS:                       86.09%

             BIOPHARMACEUTICALS & BIOTHERAPEUTICS:61.54%
             (companies with FDA approved products)
   4,900     Alkermes Inc.*                               $389,060
  10,000     Genentech.inc.*                               353,600
   9,000     Genzyme Corp.*                                280,620
  12,000     Gilead Sciences, Inc.*                        408,000
   9,000     IDEC Pharmaceuticals Corp.*                   258,750
  16,000     Medimmune, Inc.*                              480,160
  40,000     Millennium Pharmaceuticals, Inc.*             286,400
  37,000     Protein Design Labs, Inc.*                    283,050
  12,000     Scios Inc.*                                   523,680
  43,300     Sepracor Inc.*                                535,188
                                                           -------
                                                         3,798,508
                                                         ---------
             BIOPHARMACEUTICALS & BIOTHERAPEUTICS:20.70%
             (companies with products in clinical development)
  27,000     Abgenix, Inc.*                                155,520
  42,660     Cell Therapeutics*                            299,473
  41,000     Genta Inc.*                                   268,550
  70,790     Isis Pharmaceuticals, Inc.*                   317,139
  85,000     Medarex, Inc.*                                237,150
                                                           -------
                                                         1,277,832
                                                         ---------
             BIOINFORMATICS AND ANALYSIS TECHNOLOGIES: 3.85%
   9,000     Affymetrix Inc.*                              237,600
                                                           -------

             TOTAL INVESTMENTS:
             (Cost: $13,366,128)**    86.09%          5,313,940
             Other assets, net        13.91%            858,728
                                      ------          ---------
             NET ASSETS               100.00%        $6,172,668
                                      =======        ==========

*  Non-income producing
**Cost for Federal income tax purpose is $13,366,128 and net unrealized depreciation consists of:

               Gross unrealized appreciation   $    389,660
               Gross unrealized depreciation     (8,441,848)
                                               -------------
               Net unrealized depreciation     $ (8,052,188)
                                               =============

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)
------------------------------------------------------------------------------
ASSETS
   Investments at value (identified cost of $13,366,128)
    (Notes 1 & 3)                                               $  5,313,940
   Cash                                                               78,835
   Receivables:
      Securities sold                              $  771,279
      Capital stock sold                                  200
                                                   ----------
                                                                     771,479
   Prepaid expenses                                                   17,790
                                                                   ---------
       TOTAL ASSETS                                                6,182,044
                                                                   ---------

LIABILITIES
   Accrued expenses                                                    9,376
                                                                    --------
NET ASSETS                                                       $ 6,172,668
                                                                 ===========
    NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE ($6,172,668 / 3,826,567 shares
       outstanding)                                                $   1.61
                                                                  ==========

At February 28, 2003 there were 50,000,000 shares of $.01
 par value stock authorized and components of net assets
 are:
Paid in capital                                                $ 34,207,759
Accumulated net investment loss                                     (67,498)
Accumulated net realized loss on investments                    (19,915,405)
Net unrealized depreciation of investments                       (8,052,188)
                                                               -------------
Net Assets                                                      $ 6,172,668
                                                               =============

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF OPERATIONS

Six months ended February 28, 2003 (unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME                                               $      -
                                                                ---------


EXPENSES
      Investment advisory fees (Note 2)           $ 35,525
      12b-1 fees (Note 2)                            8,886
      Custody and accounting fee                    15,175
      Recordkeeping and administrative services
       (Note 2)                                      7,105
      Registration fees                              4,263
      Transfer agent fees (Note 2)                  28,384
      Shareholder servicing and  reports (Note 2)   12,060
      Legal and audit fees                           7,847
      Miscellaneous                                  7,941
                                                  --------
        Total expenses                                            127,186
      Management fee waiver and reimbursed
       expenses (Note 2)                                          (59,135)
      Custody credits (Note 3)                                       (553)
                                                                  --------

        Net expenses                                               67,498
                                                                  --------

      Net investment loss                                         (67,498)
                                                                  --------


REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized loss on investments                            (2,025,113)
   Net change in unrealized depreciation on investments         1,885,895
   Net loss on investments                                       (139,218)
                                                               -----------
   Net decrease in net assets resulting from operations
                                                              $  (206,716)
                                                               ===========


See Notes to Financial Statements

GENOMICSFUND

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                Six months ended
                                                February 28, 2003  Year ended
                                                  (unaudited)    August 31, 2002

OPERATIONS
   Net investment loss                           $  (67,498)     $  (258,581)
   Net realized loss on investments              (2,025,113)     (10,183,216)
   Change in unrealized depreciation of
    investments                                   1,885,895       (1,204,850)
                                                 ------------   -------------
   Net decrease in net assets resulting
    from operations                                (206,716)     (11,646,647)

CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net assets
    resulting from capital share transactions*   (1,133,491)         329,135
                                                 -----------     ------------
   Net decrease in net assets                    (1,340,207)     (11,317,512)
   Net assets at beginning of period              7,512,875       18,830,387
                                                 -----------     ------------
NET ASSETS at the end of the period              $6,172,668       $7,512,875
                                                 ===========     ============

* A summary of capital share transactions follows:


                                       Six months ended
                                       February 28, 2003         Year ended
                                          (unaudited)          August 31, 2002
                                       -----------------     ------------------
                                       Shares      Value      Shares      Value
                                       ------     ------      ------     ------
Shares sold                           247,081   $403,431   1,406,850 $4,083,231
Shares redeemed                      (950,777)(1,536,922) (1,228,254)(3,754,096)
                                     -------- ----------- ---------- ----------
Net increase (decrease)              (703,696)(1,133,491)    178,596    329,135
                                     ========= ========== ========== ==========


See Notes to Financial Statements

GENOMICSFUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------


                               Six months ended                    Period ended
                               February 28, 2003  Year ended 8/31    August 31,
                                   (unaudited)   2002        2001      2000*
Per Share Operating Performance
Net asset value, beginning of period   $1.66    $4.33     $10.54     $10.00
Income from investment operations-
   Net investment loss                 (0.02)   (0.06)     (0.10)     (0.03)
   Net realized and unrealized gain
   (loss) on investments               (0.03)   (2.61)     (5.97)      0.57
   Total from investment operations    (0.05)   (2.67)     (6.07)      0.54
Less distributions-
   Distributions from net realized
   Gains on investments                   -         -      (0.14)        -
                                        -----    -----     -----      -----
Net asset value, end of period        $ 1.61    $1.66      $4.33     $10.54

Total Return                          (2.82%)  (61.66%)  (57.49%)      5.40%
Ratios/Supplemental Data
   Net assets, end of period (000's)  $6,173    $7,513   $18,830    $28,822
Ratio to average net assets (A)
   Expenses  (B)                       1.92%**   1.94%     1.98%      1.89%**
   Expense ratio - net (C)             1.90%**   1.90%     1.90%      1.89%**
   Net investment loss                (1.90%)** (1.90%)   (1.90%)    (1.73%)**
Portfolio turnover rate               28.46%    74.15%    70.97%     85.25%

* Commencement of operations was March 1, 2000.
** Annualized

     (A) Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 1.67% for the six months ended February 28, 2003, .89% for the year ended August 31, 2002, .29% for the year ended August 31, 2001 and 1.44% for the period ended August 31, 2000.

     (B) Expense ratio has been  increased to include  custodial fees which were
offset  by  custodian  fee  credits  and  before   management  fee  waivers  and
reimbursements.

     (C) Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.


See Notes to Financial Statements

GENOMICSFUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2003 (unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The GenomicsFund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in March, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

     The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $9,645,613 available to offset future capital gains, if any, which expires in 2009 and 2010.

     C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2- INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND
OTHER

     Pursuant to an Interim Investment Advisory Agreement, the Advisor, Commonwealth Capital Management, LLC (CCM) provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. For the period September 1, 2002 to January 15, 2003 xGENx, LLC provided advisory services to the Fund under the same fee structure. CCM has assumed xGENx, LLC's obligation to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through March 25, 2005. For the six months ended February 28, 2003, xGENx waived fees of $24,603 and CCM waived fees of $10,922 and reimbursed expenses of $14,724.

     CCM may be entitled to reimbursement of fees waived or remitted by CCM and xGENx, LLC to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by CCM and xGENx, LLC to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2003 was $319,198.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the six months ended February 28, 2003, there were $8,886 of distribution expenses incurred and waived by the advisor.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent,
$14,327 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives an annual fee of 0.20% on the first $250 million average daily net assets of the Fund; 0.175% on average daily net assets in excess of $250 million and not more than $500 million; 0.15% on average daily net assets in excess of $500 million and not more than $1 billion; and 0.10% on average daily net assets over $1 billion, with a minimum fee of $15,000.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $26,816 for its services for the six months ended February 28, 2003.

     Certain officers and/or directors of the Fund are also officers and/or directors of CCM, xGENx, LLC, CSS, and FSI.


NOTE 3-INVESTMENTS/CUSTODY

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2003, aggregated $6,838,199 and $1,946,326, respectively.

      The custodian has provided credits in the amount of $553 against custodian and accounting charges based on credits on cash balances of the Fund.


NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF
CAPITAL

     Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, wash sales and post-October capital losses.

NOTE 5 - SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on March 25, 2003 pursuant to notice duly given to all shareholders of record at the close of business on February 25, 2003. At the Special Meeting, shareholders were asked to approve a new Investment Advisory Agreement between the World Funds, Inc., on behalf of its GenomicsFund series, and Commonwealth Capital Management, Inc. The number of shares voting for approval of the Investment Advisory Agreement was 3,041,526; the number of shares voting against approval of the Investment Advisory Agreement was 25,177 and the number of shares abstaining was 12,270.

     At the Special Meeting, shareholders were also asked to authorize the new adviser to enter into a Sub-Advisory Agreement with Satuit Capital Management, LLC ("Satuit") pursuant to which Satuit will furnish sub-advisory services to the new adviser for the benefit of the GenomicsFund. The fees of Satuit will be paid by the Adviser from its advisory fee. The number of shares voting for approval of the Sub-Advisory Agreement was 3,039,616; the number of shares voting against approval of the Investment Advisory Agreement was 27,087 and the number of shares abstaining was 12,270.


Investment Adviser:

  Commonwealth Capital Management, LLC
   1500 Forest Avenue, Suite 223
   Richmond, Virginia 23229

Distributor:

  First Dominion Capital Corp.
   1500 Forest Avenue, Suite 223
   Richmond, Virginia 23229

Independent Auditors:

  Tait, Weller and Baker
   1818 Market Street, Suite 2400
   Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to GenomicsFund Transfer Agent:

   Fund Services, Inc.
    Post Office Box 26305
    Richmond, Virginia 23260
    (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholders Services at (877) 433-GENE.


                                  877.433.GENE


Investment Adviser:

  Third Millennium Investment Advisors LLC
   1185 Avenue of the Americas
   32nd Floor
   New York, New York 10036

Distributor:

  First Dominion Capital Corp.
   1500 Forest Avenue, Suite 223
   Richmond, Virginia 23229

Independent Auditors:

  Tait, Weller and Baker
   1818 Market Street, Suite 2400
   Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Third Millennium Russia Fund's Transfer Agent:

  Fund Services, Inc.
   Post Office Box 26305
   Richmond, Virginia 23260
   (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth
Shareholder Service at (800) 527-9525.

                       [GRAPHIC OMITTED]


                       Semi-Annual Report
                         to Shareholders



                        THIRD MILLENNIUM
                           RUSSIA FUND



                           A series of
                      The World Funds, Inc.
                  A "Series" Investment Company



                    For the Six Months Ended
                        February 28, 2003

               Semi-annual Report to Shareholders

                  THIRD MILLENNIUM RUSSIA FUND

             For the period ended February 28, 2003

     Usually investors are focused on risk and volatility in the Russian market, but at this time Russia seems a quiet and dull place compared to what is occurring elsewhere. Macro-economic growth is slated to increase smartly again in 2003, for the 4th year in a row. Consumer expenditures in real terms continue to increase dramatically, as are Central Bank reserves, reflective of strong oil exports, and the Government's budget surplus continues.

     Even the problem areas are the same: a weak banking sector, mixed success at import substitution by local manufacturers (autos being a noticeable failure), the war in Chechnya. Progress is being made in the administration of justice, training judges and promoting the rule of law. A lawyer by training, President Putin has made this a priority. And corporate governance gains are
being   consolidated.

     The first Russian corporate debt issues have been successfully floated and while your Fund has not invested in any, we have had a 9% gain on our Russian Government long bond position (plus interest), as S&P upgrades Russia risk
(currently  still two  notches  below  investment  grade).

     2003 is of course an election year in Russia for the State Duma, the national legislature. No surprises are expected and, in Russia, there are only 4-5 political parties of any importance, and a moderate, business-like approach is expected to continue in the lawmaking arena. In fact, the Russian parliament is probably one of the most professional in the world with many outstanding committee chairmen and members, and works well with the Government.

     Dull. Uninteresting. New Russia is not one's image of Bolshevik Soviet revolutionaries.

     Stock Market. In addition to corporate governance progress, we have witnessed, pretty generally, realization of business plans quarter by quarter by the companies in your Fund. Oil has been a solid performer and the two leading cell phone companies, Vimpelcom and Mobile Telesystems, have expanded geographically outside of Moscow and St. Petersburg, although competitive pressures threaten margins. And, in addition to the Moscow City telephone company, we added Golden Telecom and two leading regional operators in the Urals and Volga regions so that telecom is currently somewhat in excess of one-fifth of the portfolio.

     On the other hand, not every stock in our portfolio showed promise and we recently sold out our position in Russia's leading auto manufacturer Avtovaz. This is a story of failed import substitution, as this inefficient company did not take advantage of the ruble devaluation in 1998 to come up with an acceptable product. Given ruble revaluation of recent years, the imports are now back and are favored in the market by the Russian consumer.

     We do still see substantial upside this year. We were up 27.43% for 2002 and are up mid single digits so far in 2003. The usual pattern for the last few years has been a dramatic first calendar half. The war environment, I believe, has been a clear damper leading many investors to adopt a wait and see approach. Once this mist rises, we expect Russia's continuing performance to come clearly into focus. We appreciate your continued support.

John T. Connor, Jr., Portfolio
Manager.

                  THIRD MILLENNIUM RUSSIA FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS
                        February 28, 2003
                           (unaudited)

Number of                                                 Market
Shares           Security Description                     Value
---------        -------------------------               --------

                   COMMON STOCK:               92.55%

                   AGRICULTURE:                  .08%
  200,000          Uralkaliy*                              $ 10,500
                                                           --------
                   CONSUMER:                    5.41%
    3,240          Akrikhin Pharmaceuticals*                259,200
   23,300          Kalina RTS                               192,225
   25,000          Sun Interbrew Ltd 144A GDR*               93,750
   10,000          Wimm Bill Dann Foods ADR*                193,900
                                                           --------
                                                            739,075
                                                           --------
                   FINANCIAL:                   7.69%
    5,000          Sberbank RF-GTS*                       1,050,000
                                                          ---------
                   GAS DISTRIBUTION:            7.99%
   90,000          RAO Gazprom ADR Reg S                  1,091,250
                                                          ---------
                   MANUFACTURING:               0.82%
   20,000          Ural Mash Factory                        112,000
                                                          ---------
                   NATURAL RESOURCES:           4.88%
   10,000          Buryatzoloto *                           120,000
   22,000          JSC Mining & Smelting ADR*               547,250
                                                          ---------
                                                            667,250
                                                          ---------
                   OIL DISTRIBUTION:           16.79%
   15,000          Lukoil ADR                               896,250
   65,000          Sibneft ADR*                           1,397,500
                                                          ---------
                                                          2,293,750
                                                          ---------
                   OIL PRODUCTION:             20.99%
   32,500          Surgutneftegaz ADR                       520,000
   40,000          Tatneft ADR Reg S                        672,000
   20,000          Tyumen Oil Company*                       32,500
    5,000          Yukos Corp ADR                         1,642,500
                                                          ---------
                                                          2,867,000
                                                          ---------
                   STEEL:                       2.31%
    5,500          Severstal*                               316,250
                                                          ---------
                   TELECOMMUNICATIONS:         21.49%
   20,000          Golden Telecom Inc.*                     266,000
    7,000          Mobile Telesystems ADR*                  299,320
   39,500          Moscow City Tel ADR                      258,725
   90,000          Rostelecom-SPN ADR                       738,000
   85,000          Uralsvyasinform ADR *                    276,250
   22,000          Vimpel Communications ADR*               821,920
  100,000          Volgatelecom Spon ADR *                  276,000
                                                          ---------
                                                          2,936,215
                                                          ---------
                   TRANSPORTATION:             2.55%
    1,800          Aeroflot                                  63,000
      800          Transneft PFD*                           284,800
                                                          ---------
                                                            347,800
                                                          ---------
                   UTILITIES:                  1.55%
   38,520          AO Mosenergo ADR*                        159,858
    3,990          RAO Unified Energy System ADR             51,671
                                                          ---------
                                                            211,529
                                                          ---------
                   TOTAL COMMON STOCKS:
                   (Cost: $10,604,472)                   12,642,619
                                                         ----------
Principal
Amount             FIXED INCOME SECURITIES:    6.26%
---------          (Cost: $783,575)

$1,000,000         Russian Fed S/UP;  3/31/30;5%            855,000
                                                          ---------

                   TOTAL INVESTMENTS:
                   (Cost:$11,388,047)**       98.81%     13,497,619
                   Other assets, net           1.19%        163,008
                                             -------    -----------
                   NET ASSETS                100.00%    $13,660,627
                                             =======    ===========
*    Non-income producing
** Cost for Federal income tax purpose is $11,388,047 and net unrealized appreciation consists of:
            Gross unrealized appreciation      $2,426,252
            Gross unrealized depreciation        (316,680)
                                               -----------
Net unrealized depreciation                    $2,109,572
                                               ===========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.
See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (unaudited)
-----------------------------------------------------------------------------

ASSETS
   Investments at value (identified cost of
    $11,388,047) (Notes 1 & 3)                                   $13,497,619
   Cash                                                              605,891
   Receivables:
      Dividends                                    $ 27,979
      Interest                                       33,471
      Securities sold                                33,640
      Capital stock sold                             34,680
      Due from Investment Advisor (Note 2)           10,663
                                                  ---------
                                                                     140,433
      Deferred organization costs (Note 1)                            10,677
      Other assets                                                    13,370
                                                                  ----------
         TOTAL ASSETS                                             14,267,990
                                                                  ----------
LIABILITIES
   Payable for securities purchased                                  574,155
   Capital stock redeemed                                                 45
   Accrued expenses                                                   33,163
                                                                  ----------
         TOTAL LIABILITIES                                           607,363
                                                                  ----------
NET ASSETS                                                       $13,660,627
                                                                  ==========
      NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
         ($13,660,627 / 601,391 shares outstanding)
         (Note 2)                                                    $ 22.72
                                                                  ==========
      MAXIMUM  OFFERING PRICE PER SHARE ($22.72 X 100/94.25)        $  24.10
                                                                  ==========
      At February 28, 2003  there were 50,000,000 shares of
       $.01 par value stock authorized and components of net
       assets are:
      Paid in capital                                           $ 12,016,067
      Accumulated net investment loss                               (131,146)
      Accumulated net realized loss on investments                  (333,866)
      Net unrealized appreciation of investments                   2,109,572
                                                                  ----------
      Net assets                                                $ 13,660,627
                                                                  ==========

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six months ended February 28, 2003 (unaudited)
------------------------------------------------------------------------------
 INVESTMENT INCOME
    Dividends (net of $5,922 foreign taxes withheld)  $ 16,791
        Interest                                        14,027
          Total income                                            $  30,818


EXPENSES
       Investment advisory fees (Note 2)              103,069
       12b-1 fees (Note 2)                             14,724
       Custodian and accounting fees                   49,278
       Legal and audit fees                             7,554
       Registration fees                                9,783
       Organization expense amortization                9,016
       Recordkeeping and administrative services
       (Note 2)                                        14,877
       Transfer agent fees (Note 2)                    29,494
       Shareholder servicing and reports (Note 2)      21,665
       Miscellaneous                                    9,233
                                                     --------
         Total expenses                                             268,693
       Management fee waiver and expense
       reimbursements (Note 2)                                     (102,751)
       Custody credits (Note 3)                                      (3,978)
                                                                  ---------
       Expenses, net                                                161,964
                                                                  ---------
       Net investment loss                                         (131,146)
                                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investments                               (333,821)
    Net increase in unrealized appreciation on investments        2,186,310
                                                                  ---------
    Net gain on investments                                       1,852,489
                                                                  ---------
    Net increase in net assets resulting from operations        $ 1,721,343
                                                                  =========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------


                                          Six months ended
                                         February 28, 2003      Year ended
                                            (unaudited)      August 31, 2002
                                             ---------        -----------
OPERATIONS
   Net investment loss                       $(131,146)       $(100,883)
   Net realized gain (loss) on investments    (333,821)         827,796
   Net change in unrealized appreciation
    of investments                           2,186,310         (607,672)
                                             ---------         ---------
   Net increase in net assets resulting
    from operations                          1,721,343          119,241

DISTRIBUTION TO SHAREHOLDERS FROM (Note 4)
   Capital gains ($.56 and $.-- per share,
    respectively)                             (300,402)            -
   Ordinary income ($.63 and $.-- per share,
    respectively)                             (337,265)            -

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting
    from capital share transactions*         1,039,175        8,119,354
                                            ----------        ---------
   Net increase in net assets                2,122,851        8,238,595
   Net assets at beginning of period        11,537,776        3,299,181
                                            ----------        ---------
NET ASSETS  at the end of the period      $ 13,660,627     $ 11,537,776
                                            ==========       ==========
* A summary of capital share transactions follows:


                                    Six months ended
                                    February 28, 2003       Year ended
                                       (unaudited)        August 31, 2002
                                      ------------        ---------------
                                  Shares       Value    Shares         Value
                                  ------      ------   -------        -------
Shares sold                     $117,193  $2,520,476   808,652    $17,888,742
Shares reinvested from
 distributions                    29,144     619,309      -             -
Shares redeemed                  (99,304) (2,100,610) (444,849)    (9,769,388)
                                 -------   ---------   -------      ---------
Net increase                      47,033  $1,039,175   363,803     $8,119,354
                                 =======   =========   =======      =========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHTOUT EACH PERIOD
-------------------------------------------------------------------------------

                                Six months ended
                                February 28, 2003   Year ended August 31,     Period ended
                                   (unaudited)    2002      2001      2000   August 31, 1999*
Per Share Operating Performance
Net asset value, beginning of period  $20.81     $17.31    $26.37    $14.17    $10.00
Income from investment operations-
   Net investment loss                 (0.22)     (0.18)    (0.06)    (0.40)    (0.16)
   Net realized and unrealized gain
     (loss) on investments              3.32       3.68     (5.35)    12.93      4.33
   Total from investment operations     3.10       3.50     (5.41)    12.53      4.17
Less distributions-
   Distributions from net investment
     income                            (0.63)        -         -         -         -
   Distributions from realized gains
     on investments                    (0.56)        -      (3.65)    (0.33)       -
   Total distributions                 (1.19)        -      (3.65)    (0.33)       -
Net asset value, end of period        $22.72     $20.81    $17.31    $26.37    $14.17
Total Return                            9.15%     20.22%   (16.36%)   90.33%    41.70%

Ratios/Supplemental Data
Net assets, end of period (000's)    $13,661    $11,538     $3,299    $2,871    $1,313
Ratio of expenses to average net assets
Ratio to average net assets (A)
    Expenses  (B)                     2.82%**      2.91%    3.46%      3.10%    2.75%**
    Expense ratio - net (C)           2.75%**      2.75%    2.75%      2.75%    2.75%**
    Net investment loss              (2.23%)**    (1.18%)  (0.48%)    (1.96%) (2.08%)**
Portfolio turnover rate              21.50%      140.79%   54.05%     68.88%    14.43%


*    Commencement of operations was October 1, 1998
**  Annualized

     (A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 1.74% for the six months ended February 28, 2003, 2.01% for the year ended August 31, 2002, 5.52% for the year ended August 31, 2001, 5.75% for the year ended August 31, 2000 and 13.18% for the period ended August 31, 1999.

     (B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

     (C) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2003 (unaudited)
------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence until October 1, 1998. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Russian securities are also valued at the closing price on the principal exchange on which the security is traded, or at the last reported bid price in the over-the-counter market. The Fund reserves the right to value securities at fair market value when events occur prior to the close of the NYSE, and cause a change in value from the price determined as of the close of the Russian markets.

     Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost pricing procedures set, and determined to be fair, by the Board of Directors. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

     ADR's, EDR's and GDR's will be valued at the closing price of the instrument last determined prior to the valuation time unless TWF is aware of a material change in value. Items for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Deferred Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares have been assumed by the Fund. The organization expenses allocable to the Fund are being amortized over a period of fifty-six (56) months.

     E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% of average daily net assets through August 31, 2003. For the six months ended February 28, 2003, the Advisor waived fees of $92,088 and had agreed to reimburse expenses of $10,663. As of February 28, 2003, the Fund was due $10,663 from TMIA.

     Prior to September 1, 2002, TMIA, Commonwealth Capital Management Inc ("CCM"), First Dominion Capital Corp. ("FDCC"), and Commonwealth Shareholder
Services, Inc. ("CSS"), collectively referred to as the "Service Providers", contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75%.

     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2003 was $618,152.

     FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the six months ended February 28, 2003 were $5,107. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2003, the CDSC for Fund shares redeemed was $34,849.

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to the Distributor as reimbursement for expenses incurred for distribution-related activity.

     As provided in the Administrative Agreement, the Fund reimbursed CSS, its Administrative Agent, $22,331 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $22,783 for its services for the six months ended February 28, 2003.

     Certain officers and/or directors of the Fund are also officers, principals and/or directors of TMIA, CSS, CCM, FDCC and FSI.


NOTE 3 - INVESTMENTS/CUSTODY

     The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2003, were $10,978,293 and $3,142,155, respectively.

     The custodian has provided credits in the amount of $3,978 against custodian and accounting charges based on credits on cash balances of the Fund.


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF
CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

     The tax character of distributions paid during the six months ended February 28, 2003 and the year ended August 31, 2002 was as follows:





                                      Six months ended
                                     February 28, 2003       Year ended
                                       (unaudited)         August 31, 2002
                                       ------------         ------------
      Distributions paid from:
        Ordinary income                $ (337,265)          $    -
        Long term capital gains          (300,402)               -
                                       ------------          -----------
                                       $ (637,667)          $    -